RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

In the ordinary course of business, during the six months ended August 31, 2025 and 2024, the Company had involved with any transactions, either at cost or current market prices, and on the normal commercial terms among related parties.

Nature of transactions	Six Months Ended August 31,
	2025	2024
	$’000	$’000

Sale
- Geenet Pte Ltd(1)	7	23
- Eastern Green Power Pte Ltd(2)	-	19
- EGP Smart Energy Pte Ltd(3)	2	*

Note:

Geenet Pte Ltd(1)	Mr. Ho is the director and shareholder holding 20.0% stake in the company.
Eastern Green Power Pte Ltd(2)	Mr. Ho is the director and shareholder holding 10.2% stake in the company.
EGP Smart Energy Pte Ltd(3)	Mr. Ho is the director and shareholder holding 10.2% stake in the company.

Nature of transactions	Financial Years Ended
	February 28, 2025	February 29, 2024
	$’000	$’000

Sale
- Geenet Pte Ltd(1)	28	38
- Eastern Green Power Pte Ltd(2)	22	91
- EGP Smart Energy Pte Ltd(3)	3	13

Other income
- Geenet Pte Ltd(1)	18	-

Expenses
- Geenet Pte Ltd(1)	3	4

Shareholder’s loan
- Mr. Ho(4)	1,000	1,000

Note:

Geenet Pte Ltd(1)	Mr. Ho is the director and shareholder holding 20.0% stake in the company.
Eastern Green Power Pte Ltd(2)	Mr. Ho is the director and shareholder holding 10.2% stake in the company.
EGP Smart Energy Pte Ltd(3)	Mr. Ho is the director and shareholder holding 10.2% stake in the company.
Shareholder’s loan – Mr. Ho(4)	On November 1, 2023, Vistek SG entered into an interest-free shareholder loan agreement with Mr. Ho, our Executive Director, our Chairman and Chief Executive Officer.